BIOLOGICAL ASSETS - Assumptions (Details)	12 Months Ended
Dec. 31, 2019 ha R$ / m³ m / ha
Assumptions used
Planted useful area (hectare)	988,720
Average annual growth (IMA) - m/hectare | m / ha	38.34
Average gross sale price of eucalyptus - R$/m3 | R$ / m³	66.81
Discount rate - %	8.40%
Mature assets
Assumptions used
Planted useful area (hectare)	86,352
Immature assets
Assumptions used
Planted useful area (hectare)	902,368